INVESTMENTS IN SUBSIDIARIES - Financial information of subsidiaries that have material NCIs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	[1]
Investments in subsidiaries
Profit / (loss) attributable to material NCIs	$ 153	$ 127	[1]	$ 33
Kar-Tel
Investments in subsidiaries
Equity interest held by NCIs	25.00%	25.00%
Book values of material NCIs	$ 85	$ 96
Profit / (loss) attributable to material NCIs	$ 31	$ 29
Omnium Telecom Algérie S.p.A. (“OTA”)
Investments in subsidiaries
Equity interest held by NCIs	0.00%	54.40%
Book values of material NCIs	$ 0	$ 732
Profit / (loss) attributable to material NCIs	$ 21	$ 29

[1]	*Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see Note 10).